Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

On November 3, 2016, the Company granted 17,500 stock options to Jeffrey Ravetch, M.D., Ph.D., a Board member, for his ongoing consulting services to the Company. The option award vests over a three-year period.

On April 1, 2016, the Company entered into a two-year consulting agreement with Jeffrey Ravetch, M.D., Ph.D., a Board member, for work beginning January 1, 2016 through December 31, 2017, at a rate of $100,000 a year, in support of scientific and technical advice on the discovery and development of technology and products for the Company primarily related to monoclonal antibodies, corporate development, and corporate partnering efforts.  In April 2016, the Company paid Dr. Ravetch $100,000 for services to be performed in 2016, and will pay quarterly thereafter beginning January 1, 2017.

In April 2015, the Company granted a restricted stock award of 135,135 shares to Phil Livingston, Ph.D., an employee and Board member, for his continuing services to the Company.  In addition, in April 2015, the Company has granted a restricted stock award of 17,770 shares for Jeffrey Ravetch, M.D., Ph.D., a Board member, for consulting services.